Income Taxes	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Income Taxes

13. Income Taxes

British Virgin Islands

Under the current and applicable laws of BVI, the Company is not subject to tax on income or capital gains.

China

The Company’s subsidiary, m-FINANCE Software (Shenzhen) Limited (“SZ WFOE”), established in the PRC, is subject to PRC Enterprises Income Tax rate of 25% for both the current year and the prior year. This entity was deregistered on March 21, 2023.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000.

The components of the income tax provision were as follows:

	For the six months ended June 30,
	2023	2024	2024
	HK$	HK$	US$
Current tax:
Hong Kong	165,146	-	-
Total current tax	165,146	-	-

Deferred tax:
Hong Kong	4,212	(893,363)	(114,412)
Total deferred tax	4,212	(893,363)	(114,412)
Total income tax expense	169,358	(893,363)	(114,412)

The reconciliation of statutory income tax rate to our effective income tax rate was as follows:

	For the six months ended June 30,
	2023	2024	2024
	HK$	HK$	US$
Profit (loss) before income taxes	2,389,696	(6,439,954)	(824,757)
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	394,300	(1,062,592)	(136,085)
Reconciling items:
Tax effect of income that is not taxable	(43,043)	(3,652)	(468)
Tax effect of expenses that are not deductible (2)	286,540	-	-
The effect of tax rates in different tax jurisdictions	4,950	1,079,543	138,256
Research and development credit (1)	(670,723)	(942,627)	(120,721)
Tax credits	-	(2,175)	(279)
Others	197,334	38,140	4,885
Income tax expenses	169,358	(893,363)	(114,412)

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the six months ended June 30, 2023 and 2024.

(1)	Research and development credit was arising from the tax authority of Hong Kong provided enhanced tax deduction for expenditure incurred by enterprises on a qualifying research and development activity and enterprises will be able to enjoy additional tax deduction for expenditure incurred on domestic research and development.

Research and development expenditures eligible for deduction are classified into “Type A expenditures” which are qualified for 100 per cent deduction, and “Type B expenditures” which are qualified for the enhanced tax deduction. Type B expenditures have a two-tiered deduction regime. The deduction is 300% for the first HK$2 million of the aggregate amounts of payments made to designated local research institutions for qualifying research and development activities and expenditures incurred by enterprises from carrying out in-house qualifying research and development activities. The remaining amount is qualified for 200% deduction. There is no cap on the amount of enhanced tax deduction and the deduction is applicable to all enterprises. Enterprises can claim the enhanced tax deduction in relation to the qualifying research and development expenditures on or after April 1, 2018. Since the Company’s expenditures on research and development were incurred from carrying out in-house qualifying research and development activities, its expenditures on research and development were eligible for deduction as Type B expenditures.

(2)	These non-deductible expenses are a result on non-deductible IPO expenses and change in fair value on financial assets at fair value.